Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Repayments of Related Party Debt		$ 81,280
Director [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt	$ 81,280